Profit Share (Schedule Of Profit Share Earned And Accrued) (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Profit Share [Abstract]
Profit share earned	$ 7,978	$ 17,237
Reversal of profit share	(372,404)
Profit share accrued	646,010	646,010
Total profit share	$ 281,584	$ 663,247